VESSELS UNDER FINANCE LEASE, NET (Tables)	6 Months Ended
Jun. 30, 2019
Vessels Under Capital Leases [Abstract]
Schedule of book value of vessels under capital lease

(in thousands of $)
Balance at December 31, 2018	1,165
Depreciation	(444)
Balance at June 30, 2019	721

Schedule of outstanding obligations under capital leases
The outstanding obligations under finance leases at December 31, 2018 are payable as follows:

(in thousands of $)
2019	5,944
2020	1,791
Thereafter	—
Minimum lease payments	7,735
Less: imputed interest	(300)
Present value of obligations under finance leases	7,435

Schedule of outstanding obligations under finance leases
The outstanding obligations under finance leases at June 30, 2019 are payable as follows:

(in thousands of $)
2019 (remaining six months)	2,996
2020	1,791
Thereafter	—
Minimum lease payments	4,787
Less: imputed interest	(100)
Present value of obligations under finance leases	4,687

Schedule of amortization of finance lease assets and obligations
We have recognized right of use assets for our 11 long-term operating leases as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Office Leases	Total
Balance at January 1, 2019 on adoption of ASC 842	198,405	3,844	3,079	205,328
Amortization	(7,792)	(501)	(208)	(8,501)
Balance at June 30, 2019	190,613	3,343	2,871	196,827

We have recognized lease obligations for our 11 long-term operating leases as follows:

(in thousands of $)	SFL Leases		Golden Hawk Lease		Office Leases	Total
Balance at January 1, 2019 on adoption of ASC 842	185,816		9,567		3,079	198,462
Repayments	(9,472)	—	(1,146)	—	(208)	(10,826)
Foreign exchange translation	—		—		33	33
Balance at June 30, 2019	176,344		8,421		2,904	187,669

Current portion	19,571		2,412		602	22,585
Non-current portion	156,773		6,009		2,302	165,084

We recognized the following expenses in relation to the amortization of finance lease assets and obligations for the six months ended:

(in thousands of $)	June 30, 2019	June 30, 2018
Depreciation of vessels under finance lease	444	444
Interest expense on obligations under finance lease	200	400
Total finance lease expense, net	644	844

Schedule of purchase options	As of June 30, 2019, we had the following purchase option for the vessel:

(in thousands of $)	Purchase option exercise date	Purchase option amount
Golden Eclipse	April 2020	33,550